Net (Loss) Income Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, basic	$ (104,477)	$ (38,790)	$ 33,100
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations, diluted	(104,477)	(38,790)	33,100
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, basic	8,758	(638)	(12,637)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations, diluted	8,758	(638)	(12,637)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc., basic	(95,719)	(39,428)	20,463
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc., diluted	$ (95,719)	$ (39,428)	$ 20,463
Denominator:
Weighted average shares outstanding used in calculating net (loss) income per share - basic (in shares)	456,471,923	427,986,755	426,422,220
Weighted average shares outstanding used in calculating net (loss) income per share - diluted (in shares)	456,471,923	427,986,755	426,422,220
Basic and diluted loss (income) per share:
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	$ (0.23)	$ (0.09)	$ 0.08
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	(0.23)	(0.09)	0.08
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0.02	0.00	(0.03)
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0.02	0.00	(0.03)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	(0.21)	(0.09)	0.05
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.21)	$ (0.09)	$ 0.05